FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets Measured at Fair Value

The Company's financial assets measured at fair value on a recurring basis consisted of the following types of instruments:

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities- corporate debentures	$-	$2,273	$-	$2,273
Investment in BioCancell - investment in Ordinary shares	265	-	-	265
Investment in BioCancell - investment in convertible note and warrants (*)	-	-	2,768	2,768

Total financials assets	$265	$2,273	$2,768	$5,306

*)	Including accrued interest on the note.
	As of December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell - investment in Ordinary shares	$218	$-	$-	$218
Investment in BioCancell - investment in warrants	-	-	25	25

Total financials assets	$218	$-	$25	$243